Intangible Assets and Impairment Testing (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Intangible assets and goodwill at beginning of period	kr 16,066
Intangible assets and goodwill at end of period	461,367	kr 16,066
Licenses and similar rights
Intangible Assets
Intangible assets and goodwill at beginning of period	16,066
Business combinations	411,414
Acquisition for the year		16,066
Exchange difference on translation	(13,365)
Intangible assets and goodwill at end of period	414,115	kr 16,066
Goodwill
Intangible Assets
Business combinations	48,839
Exchange difference on translation	(1,587)
Intangible assets and goodwill at end of period	47,252
NOX platform
Intangible Assets
Intangible assets and goodwill at end of period	370,092
Vaccine Platforms
Intangible Assets
Intangible assets and goodwill at end of period	kr 27,957